File No. 33-1188
                                                               File No. 811-4446

     As Filed with the Securities and Exchange Commission on November 16, 1995.

                                    SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C. 20549
                                                                     FORM N-1A
                                                                    _________
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /    X    /
                                                                      ------

           Pre-Effective Amendment No. ___                         /         /

                                                                      ------

           Post-Effective Amendment No. 15                         /    X    /


                                 and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ______
                                                                   /    X    /
                                                                      ------

           Amendment No. 16                                        /    X    /

                         (Check appropriate box or boxes)

                                WPG GROWTH FUND
               (Exact name of registrant as specified in charter)

               ONE NEW  YORK  PLAZA,  NEW  YORK,  NEW  YORK  10004
             (Address  of principal executive office)       Zip Code

                               (800) 223-3332
          (Registrant's Telephone Number, including Area Code)

                JAY C. NADEL, WEISS, PECK & GREER, L.L.C.
              ONE NEW YORK PLAZA, NEW YORK, NEW YORK 10004
                (Name and address of agent for service)

                                   Copies to:
                             Ernest V. Klein, Esq.
                                 Hale and Dorr
                                60 State Street
                                Boston, MA 02109


       It is proposed  that this filing will become  effective
      (check appropriate  box):

      _X_ immediately upon filing pursuant to paragraph (b) ___ on [date] pursuant to paragraph (b)
      ___ 60 days after filing  pursuant to paragraph  (a)(1)
      ___ on January __, 1996 pursuant to paragraph  (a)(1)
      ___ 75 days after filing pursuant  to  paragraph   (a)(2)
      ___ on  [date]  pursuant  to paragraph (a)(2)
          of Rule 485

The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed its Rule 24f-2 Notice for its current fiscal year on or about February 24, 1995.

                        CALCULATION OF REGISTRATION FEE
Title of        Amount of      Proposed        Proposed
Securities      Shares         Maximum         Maximum           Amount of
Being           Being          Offering        Aggregate         Registration
Registered      Registered     Price Per Unit  Offering Price    Fee

Shares of       590,318        $126.74         $74,816,903       $100.00*
Beneficial
Interest

*This calculation has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. During its fiscal year ended December 31, 1994, the Registrant redeemed or repurchased 1,181,629 shares of beneficial interest, of which 595,256 were utilized by the Registrant on its Rule 24f-2 Notice filed on February 24, 1995 and 586,373 are being used herein for purposes of reducing the filing fee payable herewith under Rule 24e-2. No fee is required for the registration of such 586,373 shares. An additional 3,945 shares being registered hereby are valued at the public offering price of $126.74 as of November 13, 1995.

                                WPG GROWTH FUND

                             Cross Reference Sheet

         N-1A Item No.                            Location

         Part A                                   Prospectus

            1.   Cover Page.....................  Cover Page

            2.   Synopsis.......................  Cover Page; Description
                                                  of the Funds; Expense
                                                  Information

            3.   Condensed Financial
                    Information.................  Financial Highlights; The
                                                  Funds' Investment
                                                  Performance

            4.   General Description of
                    Registrant..................  Description of the Funds;
                                                  Organization and
                                                  Capitalization; Risk
                                                  Considerations and Other
                                                  Investment Practices and
                                                  Policies of the Funds

            5.   Management of the Fund.........  Management of the Funds;
                                                  How to Purchase Shares;
                                                  Portfolio Brokerage

            6.   Capital Stock and Other
                    Securities..................  Organization and
                                                  Capitalization;
                                                  Dividends, Distributions
                                                  and Taxes; Shareholder
                                                  Services

            7.   Purchase of Securities
                    Being Offered...............  How to Purchase Shares;
                                                  Shareholder Services; How
                                                  Each Fund's Net Asset
                                                  Value is Determined

            8.   Redemption or Repurchase.......  How to Redeem Shares

            9.   Pending Legal Proceedings......  Not Applicable

         N-1A Item No.                            Location




         Part B                                   Statement of
                                                  Additional Information

            10.  Cover Page.....................  Cover Page

            11.  Table of Contents..............  Table of Contents

            12.  General Information
                    and History.................  Organization

            13.  Investment Objectives and
                    Policies....................  Investment Objective and
                                                  Policies; Investment
                                                  Restrictions

            14.  Management of the Fund.........  Advisory and
                                                  Administrative Services;
                                                  Trustees and Officers;
                                                  Custodian

            15.  Control Persons and Principal
                    Holders of Securities.......  Trustees and Officers

            16.  Investment Advisory and Other
                    Services....................  Advisory and
                                                  Administrative Services;
                                                               Investor Services

            17.  Brokerage Allocation and
                    Other Practices.............  Portfolio Brokerage;
                                                  Portfolio Turnover

            18.  Capital Stock and Other
                    Securities..................  Organization

            19.  Purchase, Redemption and
                    Pricing of Securities
                    Being Offered...............  How to Purchase Shares;
                                                  Redemption of Shares;
                                                  Net Asset Value

            20.  Tax Status.....................  Dividends, Distributions
                                                  and Tax Status

            21.  Underwriters...................  Not Applicable

         N-1A Item No.                            Location




            22.  Calculations of Yield
                    Quotations of Money Market
                    Funds.......................  Performance Information;
Fund Performance Summary

            23.  Financial Statements...........  Financial Statements

         This Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of WPG Growth Fund consists of the following documents and papers:

              Cover Page

              Cross Reference Sheet required by Rule 481(a) under the Securities Act of 1993.

              Part A -- The Prospectus dated April 28, 1995 of WPG Growth Fund as supplemented dated September 18, 1995 is hereby incorporated herein by reference.

              Part B -- Statement of Additional Information dated April 28, 1995 of WPG Growth Fund is hereby incorporated herein by reference.

                        Annual Report to Shareholders of WPG Growth Fund for the fiscal year ended December 31, 1994, attached to the Statement of Additional Information dated April 28, 1995 of WPG Growth Fund is hereby incorporated herein by reference.

                        Unaudited financial statements of WPG Growth Fund for the semi-annual period ended June 30, 1995 are hereby incorporated herein by reference from the Semi-Annual Report to Shareholders of WPG Growth Fund for the fiscal period ended June 30, 1995 as filed with the Securities and Exchange Commission on August 31, 1995.

              Part C -- Other Information

              Signatures

              Exhibit Index required by Rule 483(a) under the Securities Act of 1993

              Exhibits

         The Prospectus and Statement of Additional Information incorporated herein by reference relate to the Registration Statement filed by WPG Growth Fund (Securities Act of 1933 File No. 33-1188 and Investment Company Act of 1940 File No. 811-4446), as amended by Post-Effective No. 15 filed with the Securities and Exchange Commission on April 28, 1995 and, with respect to the Prospectus, as supplemented and filed with the Securities and Exchange Commission pursuant to Rule 497(e) on September 18, 1995.

                                   WPG GROWTH FUND

                           PART C. OTHER INFORMATION

         Item 24.  Financial Statements and Exhibits

                   (a)  Financial Statements -

                   Included in Part A:

                   Financial Highlights for each of the years in the period from May 2, 1986 to December 31, 1994.

                   Included in Part B:

                   Statement of Net Assets at December 31, 1994.

                   Statement of Assets and Liabilities at December 31, 1994.

                   Statement of Operations for the year ended December 31, 1994.

                   Statements of Changes in Net Assets for years ended December 31, 1993 and December 31, 1994.

                   Notes to Financial Statements.

                   Independent Auditors' Report.


                   Incorporated by reference into Part B:

                   Statement of Net Assets at June 30, 1995.

                   Statement of Assets and Liabilities at June 30, 1995.

                   Statement of Operations for the period ended June 30, 1995.

                   Statements of Changes in Net Assets.

                   Notes to Financial Statements.


                   (b) Exhibits - (Exhibits previously filed are incorporated by reference to the filing containing such exhibit which is identified in the description of the exhibit.)

                   Exhibit
                   Number                   Description

                   1(a) Amended and Restated Declaration of Trust dated May 1, 1993 of Registrant. (Previously filed with Post-Effective Amendment No. 12 on April 19, 1994)

                   1(b)           Certificate of Amendment dated
                                  October 28, 1993 to the Amended and
                                  Restated Declaration of Trust.
                                  (Previously filed with Post-Effective
                                  Amendment No. 12 on April 19, 1994)

                   2 By-Laws of Registrant. (Previously filed with Post-Effective Amendment No. 4 on April 28, 1988)

                   3              Not Applicable.

                   4              Not Applicable.

                   5(a) Investment Advisory Agreement between Registrant and Weiss, Peck & Greer. (Previously filed with Post-Effective Amendment No. 12 on April 19, 1994)

                   5(b) Administration Agreement between Registrant and Weiss, Peck & Greer. (Previously filed with Post-Effective Amendment No. 12 on April 19, 1994)

                   6              Not Applicable.

                   7              Not Applicable.

                   8 Custodian Agreement between Registrant and Boston Safe Deposit and Trust Company dated as of March 20, 1989. (Previously filed with Post-Effective Amendment No. 5 dated April 28, 1989)

                   9(a) Transfer Agency Agreement between Registrant and Boston Safe Deposit and Trust Company dated March 20, 1989. (Previously filed with Post-Effective Amendment No. 5 dated April 28, 1989)

                   9(b) Accounting Services Agreement between Registrant and The Boston Company Advisors, Inc. dated March 20, 1989. (Previously filed with Post-Effective Amendment No. 5 dated April 28, 1989)


                  10             Opinion and Consent of Hale and Dorr
                                  (Filed herewith)


                   11 Consent of KPMG Peat Marwick LLP. (Filed herewith)

                   12             Not Applicable.

                   13 Letter from Weiss, Peck & Greer to the Registrant providing that its purchases were made for investment purposes without any present intention of redeeming or reselling. (Previously filed with Pre-Effective Amendment No. 1 on
                                  February 25, 1986)

                   14             Not Applicable.

                   15             Not Applicable.

                   16             Not Applicable.

                   17             Not Applicable.

                   18.            Not Applicable.

                   19.            Powers of Attorney.  (Previously filed)

         Item 25.  Persons Controlled by or under Common Control with
                   Registrant.

                   Not Applicable.


      Item 26.  Number of Holders of Securities (as of November 13, 1995).


                   Title of Class           Number of Record Holders


                   Shares of Beneficial               43
                   Interest par value
                   $.001 per share

         Item 27.  Indemnification.

                   Reference  is  made  to  Article  VIII  of  the  Registrant's
                   Declaration  of  Trust  and  Article  V of  the  Registrant's
                   By-Laws.

                   Nothing in the By-Laws of the Trust may be construed to be in derogation of the provisions of Section 17(h) of the Investment Company Act of 1940 (the "1940 Act") which provides that the by-laws of a registered investment company shall not contain any provision which protects or purports to protect any director or officer of such company against any liability of the company or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

                   The Registrant understands that in the opinion of the Securities and Exchange Commission (the "Commission") an indemnification provision does not violate Section 17(h) of the 1940 Act if it precludes indemnification for any liability whether or not there is an adjudication of liability, arising by reason of disabling conduct. Reasonable and fair means for determining whether indemnification shall be made include (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts that the indemnitee was not liable by reason of disabling conduct by (a) the vote of a majority of a quorum of trustees who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act nor parties to the preceding ("disinterested non-party trustees"), or (b) an independent legal counsel in a written opinion. The Registrant further understanding that in a Commission's view the dismissal of either a court action or an administrative proceeding against an indemnitee for insufficiency of evidence of any disabling conduct with which he has been charged would provide reasonable assurance that he was not liable by reason of disabling conduct. A determination by the vote of a majority of a quorum of disinterested nonparty trustees would also provide reasonable assurance that the indemnitee was not liable by reason of disabling conduct.

                   The Registrant further understands that the Commission believes that an indemnification provision does not violate
                   Section 17(h) of the 1940 Act simply because it requires or permits the Registrant to advance attorney's fees or other expenses incurred by its trustees, officers or investment adviser in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification, so long as the provision also requires at least one of the following as a condition to the advance: (1) the indemnitee shall provide security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested nonparty trustees of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The Registrant is also aware that the Commission believes that an improper indemnification payment or advance of legal expenses could constitute a breach of fiduciary duty involving personal misconduct under
                   Section 36 of the 1940 Act or an unlawful and willful conversion of an investment company's assets under Section 37 of the 1940 Act.

                   Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                   Weiss, Peck & Greer, L.L.C. carries for itself and its subsidiaries Directors and Officers Liability Insurance. Coverage under this policy has been extended to directors and officers of the investment companies managed by Weiss, Peck & Greer, L.L.C.. Under this policy, outside directors would be covered up to the limits specified for any claim against them for acts committed in their capacities as members of the Board. A pro rata share of the premium for this coverage is charged to each investment company.


         Item 28.  Business and Other Connections of Investment Adviser.


                   The business and other connections of the officers and directors of Weiss, Peck & Greer, L.L.C. are listed on the Form ADV of Weiss, Peck & Greer, L.L.C. as currently on file with the Commission (File No. 801-6604), the text of which is hereby incorporated by reference.


         Item 29.  Principal Underwriters.

                   Not Applicable.

         Item 30.  Location of Accounts and Records.

                   All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the following locations:

                   Name                               Address

                   WPG Growth Fund               One New York Plaza
                                                 New York, NY  10004

                   The Boston Safe Deposit       One Boston Place
                   and Trust Company             Boston, MA  02109

                   The Shareholder               P.O. Box 9037
                   Services Group, Inc.          Boston, MA  02205

         Item 31.  Management Services.

                   Not Applicable.

         Item 32.  Undertakings.

                   (a)  Not Applicable.

                   (b)  Not Applicable.

                   (c) The Registrant undertakes to deliver, or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 under the 1940 Act from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES


              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 15th day of November, 1995.



                                       WPG GROWTH FUND


                                       By:/s/ Francis H. Powers________
                                          Francis H. Powers,
                                          Executive Vice President


              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                     Title               Date



         /s/ Roger J. Weiss_______  Chairman of the     November 15, 1995
         Roger J. Weiss             Board (Principal
                                    Executive Officer)
                                    and Trustee



         /s/ Francis H. Powers____  Executive Vice      November 15, 1995
         Francis H. Powers          President and
                                    Treasurer
                                    (Principal
                                    Financial and
                                    Accounting Officer)

         Signature                  Title                  Date

         Raymond R. Herrmann, Jr.*  Trustee
         Raymond R. Herrmann, Jr.

         Thomas J. Hilliard, Jr.*   Trustee
         Thomas J. Hilliard, Jr.

         Lawrence J. Israel***      Trustee
         Lawrence J. Israel

         Graham E. Jones*           Trustee
         Graham E. Jones

         Paul Meek**                Trustee
         Paul Meek

         William B. Ross*           Trustee
         William B. Ross

         Harvey E. Sampson*         Trustee
         Harvey E. Sampson

         Robert A. Straniere****    Trustee
         Robert A. Straniere

         Melville Straus*           Trustee
         Melville Straus



         *    By:  /s/ Francis H. Powers____________  November 15, 1995
                   Francis H.  Powers  Attorney-in-fact  pursuant  to a power of
                   attorney   contained   in   the   signature   page   of   the
                   Post-Effective Amendment No. 4 filed on April 28, 1988.


         **   By:  /s/ Francis H. Powers____________  November 15, 1995
                   Francis H. Powers
                   Attorney-in-fact pursuant to a power
                   of attorney filed with Post-Effective
                   Amendment No. 5 dated April 28, 1989.

         ***  By:  /s/ Francis H. Powers____________  November 15, 1995
                   Francis H. Powers
                   Attorney-in-fact pursuant to a power
                   of attorney filed with Post-Effective
                   Amendment No. 9 dated May 31, 1991.


         **** By:  /s/ Francis H. Powers____________  November 15, 1995
                   Francis H. Powers
                   Attorney-in-fact pursuant to a power
                   of attorney filed with Post-Effective
                   Amendment No. 11 dated March 1, 1993.

                                    EXHIBIT INDEX


         Exhibit    Description


         10         Opinion and Consent of Hale and Dorr

         11         Consent of KPMG Peat Marwick LLP